MINING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about mining interests [Table Text Block]

	December 31, 2017	December 31, 2016
Producing properties	$287,218	$319,213
Exploration properties (non-depletable)	86,928	71,196
	$374,146	$390,409

Exploration properties [Member]
Statement [Line Items]
Disclosure of detailed information about mining interests, producing properties and exploration properties [Table Text Block]

Exploration properties	Santa Elena	La Encantada	La Parrilla	Del Toro	San Martin	La Guitarra	Other	Total
Cost
At December 31, 2015,	$—	$4,591	$8,330	$19,115	$8,048	$12,544	$25,414	$78,042
Exploration and evaluation expenditures	2,138	1,264	2,298	7,743	2,478	2,092	952	18,965
Change in decommissioning liabilities	—	—	—	—	—	—	(106)	(106)
Transfer to producing properties	(1,110)	(3,298)	—	(10,046)	(4,425)	(6,826)	—	(25,705)
At December 31, 2016,	$1,028	$2,557	$10,628	$16,812	$6,101	$7,810	$26,260	$71,196
Exploration and evaluation expenditures	6,749	2,664	3,354	2,605	3,498	2,575	3,587	25,032
Impairment (Note 16 )	—	—	—	(9,300)	—	—	—	(9,300)
At December 31, 2017	$7,777	$5,221	$13,982	$10,117	$9,599	$10,385	$29,847	$86,928

Producing properties [Member]
Statement [Line Items]
Disclosure of detailed information about mining interests, producing properties and exploration properties [Table Text Block]

Producing properties	Santa Elena	La Encantada	La Parrilla	Del Toro	San Martin	La Guitarra	Total
Cost
At December 31, 2015	$17,654	$81,475	$141,924	$87,943	$79,996	$89,877	$498,869
Additions	9,067	1,502	4,211	2,256	2,753	4,639	24,428
Change in decommissioning liabilities	(202)	(446)	54	(567)	(860)	(342)	(2,363)
Transfer from exploration properties	1,110	3,298	—	10,046	4,425	6,826	25,705
At December 31, 2016	$27,629	$85,829	$146,189	$99,678	$86,314	$101,000	$546,639
Additions	8,386	2,588	8,339	4,512	3,613	5,233	32,671
Change in decommissioning liabilities	356	210	823	445	1,028	458	3,320
At December 31, 2017	$36,371	$88,627	$155,351	$104,635	$90,955	$106,691	$582,630
Accumulated depletion and impairment
At December 31, 2015	($544)	($42,111)	($37,906)	($20,512)	($33,640)	($54,861)	($189,574)
Depletion and amortization	(2,860)	(9,288)	(11,069)	(6,762)	(3,714)	(4,159)	(37,852)
At December 31, 2016	($3,404)	($51,399)	($48,975)	($27,274)	($37,354)	($59,020)	($227,426)
Depletion and amortization	(4,235)	(4,165)	(13,169)	(5,480)	(2,963)	(3,574)	(33,586)
Impairment (Note 16 )	—	—	—	(34,400)	—	—	(34,400)
At December 31, 2017	($7,639)	($55,564)	($62,144)	($67,154)	($40,317)	($62,594)	($295,412)

Carrying values
At December 31, 2016	$24,225	$34,430	$97,214	$72,404	$48,960	$41,980	$319,213
At December 31, 2017	$28,732	$33,063	$93,207	$37,481	$50,638	$44,097	$287,218